Earnings Per Share (EPS) (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Weighted average unvested restricted stock awards outstanding	2,328,043	114,282	1,438,505	146,109	153,612	424,531